ACCOUNTS RECEIVABLE (Schedule of Allowance for Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE
Balance at beginning of year	$ 15,991	$ 33,864	$ 52,831
Additional provision	6,097	1,183	43,285
Write-offs	(11,655)	(18,393)	(56,276)
Foreign currency translation adjustments	(181)	(663)	(5,976)
Balance at end of year	10,252	$ 15,991	$ 33,864
Recoveries of amounts previously written off	$ 21,343